Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Details of derivative instruments
The following is a summary, by maturity dates, of the Company’s fuel derivative contracts outstanding as at December 31, 2023:

2024

Forward – fuel oil:
Litres (thousands)	9,187
Average strike price	$0.40

Forward – gas oil:
Litres (thousands)	2,501
Average strike price	$0.54